REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 67,826	$ 56,771
Operating lease income	6,800
Income relating to variable lease payments for operating leases that do not depend on index or rate	67
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,099	36,828
Private Equity | Construction Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 7,000	$ 8,000
Backlog	P2Y	2
Private Equity | Service concession arrangements [member] | Brazilian water and wastewater services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Backlog	P24Y	P25Y